Summary of significant accounting policies (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of Revenue recognition

	For the Years Ended June 30,
	2025	2026
Reserved capacity arrangements	$6,501,569	$14,652,429
On-demand arrangements	44,680	12,508
Total	$6,546,249	$14,664,937

Schedule of Revenue disaggregated

	For the Years Ended June 30,
	2025	2026
Revenue from intelligent computing power service	$6,546,249	$14,664,937
Revenue from comprehensive data center service	469,263	157,862
Total	$7,015,512	$14,822,799